Annual Total Returns[BarChart] - INVESCO Technology Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.24%)	10.70%	24.77%	10.79%	6.69%	(1.04%)	34.77%	(0.67%)	35.61%	46.06%